Alki Consolidated Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS - 50.0%	Shares	Value
Banking - 1.3%
Truist Financial Corp.	3,904	$194,497

Consumer Discretionary Products - 1.3%
Lennar Corp. - Class A	2,221	200,978

Consumer Discretionary Services - 2.5%
McDonald's Corp.	688	185,973
Vail Resorts, Inc.	1,350	183,803
		369,776

Consumer Staple Products - 6.5%
Constellation Brands, Inc. - Class A	1,350	187,772
Kimberly-Clark Corp.	1,893	207,795
Lamb Weston Holdings, Inc.	4,279	184,767
McCormick & Co., Inc.	4,279	215,747
PepsiCo, Inc.	1,350	182,790
		978,871

Financial Services - 2.7%
T. Rowe Price Group, Inc.	1,800	204,642
Visa, Inc. - Class A	573	196,591
		401,233

Health Care - 8.1%
Abbott Laboratories	2,176	197,450
AbbVie, Inc.	851	214,146
Bristol-Myers Squibb Co.(a)	3,617	208,412
GE HealthCare Technologies, Inc.	3,194	204,448
Novo Nordisk A/S - Class B, ADR	4,279	205,135
Pfizer, Inc.	7,800	187,824
		1,217,415

Industrial Services - 2.6%
Automatic Data Processing, Inc.	900	201,555
United Parcel Service, Inc. - Class B	1,821	195,757
		397,312

Media - 6.6%
Booking Holdings, Inc.	1,114	198,559
Comcast Corp. - Class A	8,558	210,099
Nexstar Media Group, Inc. - Class A	1,164	207,879
Omnicom Group, Inc.	2,719	198,025
Walt Disney Co.	1,893	182,201
		996,763

Oil & Gas - 3.9%
Cheniere Energy, Inc.	851	203,397
Devon Energy Corp.	4,659	192,510
EOG Resources, Inc.	1,468	190,444
		586,351

Real Estate - 4.0%
BXP, Inc. - REIT	3,002	199,063
Equity Residential - REIT	3,027	205,624
Extra Space Storage, Inc. - REIT	1,324	192,377
		597,064

Retail & Wholesale - Discretionary - 2.7%
Best Buy Co., Inc.	2,555	193,873
Home Depot, Inc.	600	211,608
		405,481

Software & Tech Services - 2.8%
CDW Corp.(a)	1,560	219,398
Microsoft Corp.	553	206,280
		425,678

Tech Hardware & Semiconductors - 1.2%
HP, Inc.	8,558	187,763

Telecommunications - 1.2%
Verizon Communications, Inc.	4,284	181,385

Utilities - 2.6%
PG&E Corp.	11,700	196,794
Southern Co.	2,057	196,875
		393,669

TOTAL COMMON STOCKS (Cost $7,502,404)		7,534,236

SHORT-TERM INVESTMENTS - 38.1%
Money Market Funds - 38.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(b)(c)	5,752,496	5,752,496

TOTAL SHORT-TERM INVESTMENTS (Cost $5,752,496)		5,752,496

TOTAL INVESTMENTS - 88.1% (Cost $13,254,900)		$13,286,732
Other Assets in Excess of Liabilities - 11.9%		1,799,985
TOTAL NET ASSETS - 100.0%		$15,086,717

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(a)	All or a portion of this security has been pledged as collateral for written options. As of June 30, 2026, the total value of securities pledged as collateral is $427,810.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Alki Consolidated Income ETF
Schedule of Written Options Contracts
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (2.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.3)%
Abbott Laboratories, Expiration: 8/21/2026; Exercise Price: $95.00	$(190,554)	(21)	$(5,250)
AbbVie, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	(201,312)	(8)	(9,120)
Automatic Data Processing, Inc., Expiration: 8/21/2026; Exercise Price: $240.00	(201,555)	(9)	(3,960)
Best Buy Co., Inc., Expiration: 8/21/2026; Exercise Price: $80.00	(189,700)	(25)	(5,938)
Booking Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $190.00	(196,064)	(11)	(7,590)
Bristol-Myers Squibb Co., Expiration: 8/21/2026; Exercise Price: $57.50	(207,432)	(36)	(9,270)
BXP, Inc., Expiration: 8/21/2026; Exercise Price: $72.50	(198,930)	(30)	(3,525)
CDW Corp., Expiration: 8/21/2026; Exercise Price: $145.00	(210,960)	(15)	(12,450)
Cheniere Energy, Inc., Expiration: 7/17/2026; Exercise Price: $250.00	(191,208)	(8)	(2,380)
Comcast Corp., Expiration: 8/21/2026; Exercise Price: $25.00	(208,675)	(85)	(10,412)
Constellation Brands, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	(180,817)	(13)	(3,283)
Devon Energy Corp., Expiration: 7/17/2026; Exercise Price: $47.50	(190,072)	(46)	(529)
EOG Resources, Inc., Expiration: 7/17/2026; Exercise Price: $139.00	(181,622)	(14)	(1,050)
Equity Residential, Expiration: 8/21/2026; Exercise Price: $67.50	(203,790)	(30)	(8,250)
Extra Space Storage, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	(188,890)	(13)	(3,087)
GE HealthCare Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $67.50	(198,431)	(31)	(6,433)
Home Depot, Inc., Expiration: 8/21/2026; Exercise Price: $360.00	(211,608)	(6)	(7,635)
HP, Inc., Expiration: 8/21/2026; Exercise Price: $26.00	(186,490)	(85)	(2,975)
Kimberly-Clark Corp., Expiration: 8/21/2026; Exercise Price: $110.00	(197,586)	(18)	(8,190)
Lamb Weston Holdings, Inc., Expiration: 8/21/2026; Exercise Price: $50.00	(181,356)	(42)	(3,045)
Lennar Corp., Expiration: 8/21/2026; Exercise Price: $100.00	(199,078)	(22)	(4,235)
McCormick & Co, Inc., Expiration: 8/21/2026; Exercise Price: $55.00	(211,764)	(42)	(3,885)
McDonald's Corp., Expiration: 8/21/2026; Exercise Price: $290.00	(162,186)	(6)	(2,010)
Microsoft Corp., Expiration: 8/21/2026; Exercise Price: $410.00	(186,510)	(5)	(5,213)
Nexstar Media Group, Inc., Expiration: 8/21/2026; Exercise Price: $185.00	(196,449)	(11)	(10,010)
Novo Nordisk A/S, Expiration: 8/21/2026; Exercise Price: $50.00	(201,348)	(42)	(9,576)
Omnicom Group, Inc., Expiration: 8/21/2026; Exercise Price: $77.50	(196,641)	(27)	(4,860)
PepsiCo, Inc., Expiration: 8/21/2026; Exercise Price: $150.00	(176,020)	(13)	(1,566)
Pfizer, Inc., Expiration: 8/21/2026; Exercise Price: $25.00	(187,824)	(78)	(3,042)
PG&E Corp., Expiration: 8/21/2026; Exercise Price: $18.00	(196,794)	(117)	(4,797)
Southern Co., Expiration: 8/21/2026; Exercise Price: $97.50	(191,420)	(20)	(3,900)
T Rowe Price Group, Inc., Expiration: 8/21/2026; Exercise Price: $115.00	(204,642)	(18)	(7,740)
Truist Financial Corp., Expiration: 8/21/2026; Exercise Price: $52.50	(194,298)	(39)	(3,510)
United Parcel Service, Inc., Expiration: 7/17/2026; Exercise Price: $113.00	(193,500)	(18)	(1,386)
Vail Resorts, Inc., Expiration: 8/21/2026; Exercise Price: $155.00	$(176,995)	(13)	$(2,632)
Verizon Communications, Inc., Expiration: 8/21/2026; Exercise Price: $46.00	(177,828)	(42)	(2,268)
Visa, Inc., Expiration: 8/21/2026; Exercise Price: $350.00	(171,545)	(5)	(4,800)
Walt Disney Co., Expiration: 8/21/2026; Exercise Price: $110.00	(173,250)	(18)	(1,692)
			(191,494)

Put Options - (1.5)%
Accenture PLC, Expiration: 8/21/2026; Exercise Price: $110.00	(223,992)	(18)	(5,625)
Airbnb, Inc., Expiration: 8/21/2026; Exercise Price: $130.00	(228,960)	(16)	(5,160)
Amazon.com, Inc., Expiration: 8/21/2026; Exercise Price: $220.00	(214,506)	(9)	(5,423)
Antero Resources Corp., Expiration: 8/21/2026; Exercise Price: $32.00	(221,382)	(63)	(4,095)
Aon PLC, Expiration: 7/17/2026; Exercise Price: $310.00	(199,014)	(6)	(855)
Arthur J Gallagher & Co., Expiration: 7/17/2026; Exercise Price: $200.00	(183,656)	(8)	(160)
Builders FirstSource, Inc., Expiration: 8/21/2026; Exercise Price: $70.00	(250,544)	(28)	(3,360)
Chipotle Mexican Grill, Inc., Expiration: 8/21/2026; Exercise Price: $30.00	(231,200)	(68)	(4,726)
Churchill Downs, Inc., Expiration: 8/21/2026; Exercise Price: $80.00	(215,136)	(24)	(4,260)
Cigna Group, Expiration: 7/17/2026; Exercise Price: $270.00	(165,408)	(6)	(2,340)
Constellation Energy Corp., Expiration: 8/21/2026; Exercise Price: $230.00	(223,533)	(9)	(8,910)
CoStar Group, Inc., Expiration: 8/21/2026; Exercise Price: $25.00	(223,728)	(79)	(9,480)
Danaher Corp., Expiration: 8/21/2026; Exercise Price: $170.00	(228,576)	(12)	(3,090)
Deckers Outdoor Corp., Expiration: 8/21/2026; Exercise Price: $95.00	(208,509)	(21)	(10,500)
Dexcom, Inc., Expiration: 8/21/2026; Exercise Price: $65.00	(215,520)	(32)	(11,360)
Domino's Pizza, Inc., Expiration: 8/21/2026; Exercise Price: $280.00	(177,624)	(6)	(5,430)
Expand Energy Corp., Expiration: 8/21/2026; Exercise Price: $85.00	(218,856)	(24)	(6,960)
Expedia Group, Inc., Expiration: 8/21/2026; Exercise Price: $200.00	(255,880)	(10)	(3,400)
Intuit, Inc., Expiration: 8/21/2026; Exercise Price: $240.00	(234,900)	(9)	(13,050)
KKR & Co, Inc., Expiration: 8/21/2026; Exercise Price: $85.00	(220,272)	(24)	(7,080)
Mastercard, Inc., Expiration: 8/21/2026; Exercise Price: $465.00	(256,800)	(5)	(2,150)
Micron Technology, Inc., Expiration: 8/21/2026; Exercise Price: $700.00	(346,287)	(3)	(4,973)
Netflix, Inc., Expiration: 7/17/2026; Exercise Price: $68.00	(214,200)	(30)	(5,250)
NIKE, Inc., Expiration: 8/21/2026; Exercise Price: $37.50	(197,040)	(48)	(6,120)
NVIDIA Corp., Expiration: 7/17/2026; Exercise Price: $195.00	(180,081)	(9)	(3,600)
Olin Corp., Expiration: 8/21/2026; Exercise Price: $17.50	(225,948)	(114)	(8,265)
On Holding AG, Expiration: 8/21/2026; Exercise Price: $35.00	(201,894)	(57)	(14,107)
Oracle Corp., Expiration: 8/21/2026; Exercise Price: $140.00	(146,550)	(10)	(9,075)
PayPal Holdings, Inc., Expiration: 7/17/2026; Exercise Price: $40.00	(172,720)	(40)	(960)
Progressive Corp., Expiration: 7/17/2026; Exercise Price: $195.00	(174,760)	(8)	(380)
Sandisk Corp., Expiration: 8/21/2026; Exercise Price: $1,300.00	(454,746)	(2)	(9,760)
ServiceNow, Inc., Expiration: 8/21/2026; Exercise Price: $85.00	(238,272)	(24)	(8,160)
Talen Energy Corp., Expiration: 8/21/2026; Exercise Price: $360.00	(230,556)	(6)	(14,010)
Target Corp., Expiration: 8/21/2026; Exercise Price: $120.00	(208,976)	(16)	(5,360)
Toast, Inc., Expiration: 8/21/2026; Exercise Price: $24.00	(222,560)	(80)	(7,600)
Tyler Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $240.00	$(204,722)	(7)	$(4,112)
Uber Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $67.50	(216,480)	(30)	(7,200)
Vertex Pharmaceuticals, Inc., Expiration: 7/17/2026; Exercise Price: $455.00	(149,019)	(3)	(1,163)
Zoetis, Inc., Expiration: 8/21/2026; Exercise Price: $70.00	(150,906)	(21)	(8,820)
			(236,329)

TOTAL WRITTEN OPTIONS (Premiums received $425,587)			$(427,823)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.